UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-02739

Name of Fund:  BlackRock Basic Value Fund, Inc.

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock Basic Value Fund, Inc.,              55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code:  (800) 441-7762

Date of fiscal year end: 06/30/2017

Date of reporting period: 09/30/2016

Item 1 – Schedule of Investments

Schedule of Investments September 30, 2016 (Unaudited)	(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 1.8%
B/E Aerospace, Inc.	184,860	$9,549,868
Boeing Co.	203,010	26,744,537
Honeywell International, Inc.	96,995	11,308,647
Huntington Ingalls Industries, Inc.	81,350	12,480,717
Northrop Grumman Corp.	14,010	2,997,439
Raytheon Co.	21,884	2,979,069

		66,060,277
Airlines — 0.6%
American Airlines Group, Inc.	624,990	22,880,884
Auto Components — 1.2%
Lear Corp.	349,535	42,370,633
Magna International, Inc.	97,990	4,208,671

		46,579,304
Automobiles — 0.2%
Thor Industries, Inc.	92,563	7,840,086
Banks — 12.8%
Bank of America Corp.	3,797,340	59,428,371
Citigroup, Inc.	3,956,531	186,866,959
JPMorgan Chase & Co.	2,778,794	185,039,892
KeyCorp	1,959,500	23,847,115
Regions Financial Corp.	2,739,594	27,039,793

		482,222,130
Biotechnology — 2.5%
Gilead Sciences, Inc.	1,188,660	94,046,779
Capital Markets — 1.0%
Ameriprise Financial, Inc.	86,240	8,604,165
Morgan Stanley	865,000	27,731,900

		36,336,065
Chemicals — 0.6%
Akzo Nobel NV — ADR	677,639	15,307,865
Ashland Global Holdings, Inc.	46,870	5,434,577

		20,742,442
Communications Equipment — 5.8%
Cisco Systems, Inc.	5,945,720	188,598,238
Nokia OYJ — ADR	3,418,100	19,790,799
Telefonaktiebolaget LM Ericsson — ADR (a)	1,519,791	10,957,693

		219,346,730
Construction & Engineering — 0.4%
AECOM (b)	469,570	13,960,317
Consumer Finance — 7.5%
Capital One Financial Corp.	1,485,518	106,704,758
Discover Financial Services, Inc.	2,502,905	141,539,278
SLM Corp. (b)	4,615,782	34,479,892

		282,723,928
Containers & Packaging — 0.8%
Avery Dennison Corp.	89,880	6,991,765

Common Stocks	Shares	Value
Containers & Packaging (continued)
Bemis Co., Inc.	232,820	$11,876,148
Crown Holdings, Inc. (b)	141,610	8,084,515
Graphic Packaging Holding Co.	295,550	4,134,745
Sealed Air Corp.	16,420	752,364

		31,839,537
Diversified Financial Services — 1.2%
Nasdaq, Inc.	647,307	43,719,115
Diversified Telecommunication Services — 2.6%
Verizon Communications, Inc.	1,905,100	99,027,098
Electric Utilities — 2.9%
Exelon Corp.	3,272,950	108,956,505
Energy Equipment & Services — 0.9%
Superior Energy Services, Inc.	1,932,527	34,592,233
Equity Real Estate Investment Trusts (REITs) — 0.3%
Brixmor Property Group, Inc.	412,040	11,450,592
Food & Staples Retailing — 2.5%
CVS Health Corp.	73,700	6,558,563
Kroger Co.	1,858,260	55,153,157
Walgreens Boots Alliance, Inc.	413,500	33,336,370

		95,048,090
Food Products — 0.3%
Mondelez International, Inc., Class A	291,720	12,806,508
Health Care Equipment & Supplies — 5.7%
Baxter International, Inc.	2,039,130	97,062,588
Medtronic PLC	497,846	43,013,894
Zimmer Biomet Holdings, Inc.	571,936	74,363,119

		214,439,601
Hotels, Restaurants & Leisure — 0.1%
Darden Restaurants, Inc.	30,600	1,876,392
Household Durables — 1.2%
Newell Brands, Inc.	740,122	38,974,824
Tupperware Brands Corp.	71,950	4,703,371

		43,678,195
Independent Power and Renewable Electricity Producers — 4.0%
AES Corp.	8,748,410	112,417,069
Dynegy, Inc. (a)(b)	3,146,200	38,981,418

		151,398,487
Insurance — 3.8%
Genworth Financial, Inc., Class A (b)	3,196,150	15,852,904
Hartford Financial Services Group, Inc.	859,723	36,813,339
Lincoln National Corp.	589,861	27,711,670
Prudential Financial, Inc.	495,093	40,424,343
XL Group Ltd.	714,413	24,025,709

		144,827,965

Portfolio Abbreviations
ADR	American Depositary Receipts
REIT	Real Estate Investment Trust

BLACKROCK BASIC VALUE FUND, INC.	SEPTEMBER 30, 2016	1

Schedule of Investments (continued)

Common Stocks	Shares	Value
IT Services — 0.4%
Fidelity National Information Services, Inc.	52,140	$4,016,344
First Data Corp., Class A (a)(b)	409,020	5,382,703
Total System Services, Inc.	140,350	6,617,503

		16,016,550
Media — 3.1%
Comcast Corp., Class A	657,260	43,602,628
Interpublic Group of Cos., Inc.	862,510	19,277,099
Omnicom Group, Inc.	160,840	13,671,400
Scripps Networks Interactive, Inc., Class A	613,710	38,964,448

		115,515,575
Metals & Mining — 0.5%
Reliance Steel & Aluminum Co.	268,790	19,360,944
Mortgage Real Estate Investment Trusts (REITs) — 0.9%
Starwood Property Trust, Inc.	1,510,430	34,014,884
Multiline Retail — 0.4%
Dollar General Corp.	205,060	14,352,149
Oil, Gas & Consumable Fuels — 14.3%
Apache Corp.	2,560,756	163,555,486
Devon Energy Corp.	2,841,280	125,328,861
Gulfport Energy Corp. (b)	2,146,520	60,639,190
Marathon Oil Corp.	6,233,793	98,556,267
Marathon Petroleum Corp.	719,892	29,220,416
Parsley Energy, Inc., Class A (b)	697,500	23,373,225
Suncor Energy, Inc.	139,370	3,871,699
Valero Energy Corp.	617,790	32,742,870

		537,288,014
Personal Products — 0.2%
Unilever NV — NY Shares (a)	144,660	6,668,826
Pharmaceuticals — 6.2%
Merck & Co., Inc.	1,378,150	86,010,341
Pfizer, Inc.	4,383,575	148,471,685

		234,482,026
Professional Services — 2.6%
Dun & Bradstreet Corp.	27,751	3,791,342
Nielsen Holdings PLC	1,725,580	92,439,321

		96,230,663
Road & Rail — 0.1%
CSX Corp.	66,020	2,013,610
Norfolk Southern Corp.	4,200	407,652

		2,421,262
Semiconductors & Semiconductor Equipment — 5.6%
Lam Research Corp.	4,590	434,719
QUALCOMM, Inc.	2,913,610	199,582,285
Teradyne, Inc.	507,460	10,950,987

		210,967,991
Software — 0.1%
Oracle Corp.	91,040	3,576,051
Specialty Retail — 0.3%
GNC Holdings, Inc., Class A	630,050	12,865,621
Technology Hardware, Storage & Peripherals — 1.3%
Apple Inc.	419,070	47,375,863
Thrifts & Mortgage Finance — 0.7%
New York Community Bancorp, Inc.	1,917,660	27,288,302

Common Stocks	Shares	Value
Trading Companies & Distributors — 0.0%
Air Lease Corp.	13,380	$382,400
Wireless Telecommunication Services — 1.6%
Telephone & Data Systems, Inc.	1,997,854	54,301,672
United States Cellular Corp. (b)	192,262	6,986,801

		61,288,473
Total Common Stocks — 99.0%		3,726,494,854

Preferred Stocks
Food Products — 0.5%
Tyson Foods, Inc., 4.75% (c)	229,918	18,821,087
Total Long-Term Investments (Cost — $3,024,278,740) — 99.5%		3,745,315,941

Short-Term Securities
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.20% (d)(e)	14,544,117	14,544,117
	Beneficial Interest (000)
BlackRock Liquidity Series, LLC, Money Market Series, 0.51% (d)(e)(f)	$ 8,931	8,931,278
Total Short-Term Securities (Cost — $23,475,395) — 0.6%		23,475,395
Total Investments (Cost — $3,047,754,135*) — 100.1%		3,768,791,336
Liabilities in Excess of Other Assets — (0.1)%		(4,158,554)

Net Assets — 100.0%		$3,764,632,782

2	BLACKROCK BASIC VALUE FUND, INC.	SEPTEMBER 30, 2016

Schedule of Investments (continued)

Notes to Schedule of Investments

*	As of September 30, 2016, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$3,090,643,458

Gross unrealized appreciation	$789,874,156
Gross unrealized depreciation	(111,726,278)

Net unrealized appreciation	$678,147,878

(a)	Security, or a portion of security, is on loan.

(b)	Non-income producing security.

(c)	Convertible security.

(d)	During the period ended September 30, 2016, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/Beneficial Interest Held at June 30, 2016	Net Activity	Shares/Beneficial Interest Held at September 30, 2016	Value at September 30, 2016	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	47,502,455	(47,502,455)	—	—	$18,177
BlackRock Liquidity Funds, T-Fund, Institutional Class	—	14,544,117	14,544,117	$14,544,117	7,177
BlackRock Liquidity Series, LLC, Money Market Series	$ 1,643,124	$ 7,288,154	$ 8,931,278	8,931,278	2,211	[1]
Total				$23,475,395	$27,565

[1]

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(e)	Current yield as of period end.

(f)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

•

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation methodologies are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3.

Changes in valuation methodologies may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

BLACKROCK BASIC VALUE FUND, INC.	SEPTEMBER 30, 2016	3

Schedule of Investments (concluded)

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	$3,745,315,941	—	—	$3,745,315,941
Short-Term Securities	14,544,117	$8,931,278	—	23,475,395

Total	$3,759,860,058	$8,931,278	—	$3,768,791,336

[1] See above Schedule of Investments for values in each industry.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$83,656	—	—	$83,656
Liabilities:
Collateral on securities loaned at value	—	$(8,931,278)	—	(8,931,278)

Total	$83,656	$(8,931,278)	—	$(8,847,622)

During the period ended September 30, 2016, there were no transfers between levels.

4	BLACKROCK BASIC VALUE FUND, INC.	SEPTEMBER 30, 2016

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Basic Value Fund, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Basic Value Fund, Inc.

Date: November 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Basic Value Fund, Inc.

Date: November 22, 2016

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Basic Value Fund, Inc.

Date: November 22, 2016